Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Institutional Trust
Entity Central Index Key	0000925723
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000136800
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Class A Shares
Trading Symbol	FGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-5 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return which consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.

Top Contributors to Performance

■ Sector allocation contributed to relative performance as the Fund had exposure to trade finance, emerging markets,

   mortgage-backed and asset-backed securities and was overweight corporate exposure compared to the Index.

■ Security selection of corporate bonds, particularly in consumer-facing, capital goods, energy and transportation industries benefited relative performance.

Top Detractors from Performance

■ Yield curve positioning was detrimental as the Fund’s exposure to longer duration bonds detracted from performance as shorter-maturity interest rates fell more than did longer ones.

■ Though the Fund’s duration was on average neutral to the Index over the period, active positioning on either side of neutral in a period of substantial volatility in rates led to a very slight detraction from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg 1-5 Year US Government/Credit Index	Morningstar Short-Term Bond Funds
8/31/2014	$9,898	$10,000	$10,000	$10,000
8/31/2015	$9,864	$10,156	$10,127	$10,016
8/31/2016	$10,183	$10,761	$10,368	$10,213
8/31/2017	$10,301	$10,814	$10,464	$10,365
8/31/2018	$10,256	$10,701	$10,419	$10,402
8/31/2019	$10,804	$11,789	$11,040	$10,865
8/31/2020	$11,281	$12,553	$11,562	$11,217
8/31/2021	$11,358	$12,542	$11,599	$11,412
8/31/2022	$10,703	$11,098	$10,922	$10,809
8/31/2023	$10,827	$10,965	$11,051	$11,034
8/31/2024	$11,532	$11,765	$11,788	$11,847

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	5.45%	1.10%	1.44%
Class A Shares without sales load	6.52%	1.31%	1.54%
Bloomberg US Aggregate Bond IndexFootnote Reference*	7.30%	(0.04%)	1.64%
Bloomberg 1-5 Year US Government/Credit Index	6.67%	1.32%	1.66%
Morningstar Short-Term Bond Funds	7.42%	1.76%	1.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 722,178,524
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 2,037,477
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$722,178,524
Number of Investments	170
Portfolio Turnover	32%
Total Advisory Fees Paid	$2,037,477

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage Backed-Securities	0.1%
Bank Loan Core Fund	0.4%
Commercial Mortgage-Backed Securities	0.9%
Cash Equivalents	1.1%
Emerging Markets Core Fund	1.8%
Project and Trade Finance Core Fund	5.9%
Asset-Backed Securities	5.9%
Mortgage Core Fund	6.1%
Corporate Debt Securities	33.6%
U.S Treasury Securities	43.3%

C000026765
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	FGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-5 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return which consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.

Top Contributors to Performance

■ Sector allocation contributed to relative performance as the Fund had exposure to trade finance, emerging markets,

   mortgage-backed and asset-backed securities and was overweight corporate exposure compared to the Index.

■ Security selection of corporate bonds, particularly in consumer-facing, capital goods, energy and transportation industries benefited relative performance.

Top Detractors from Performance

■ Yield curve positioning was detrimental as the Fund’s exposure to longer duration bonds detracted from performance as shorter-maturity interest rates fell more than did longer ones.

■ Though the Fund’s duration was on average neutral to the Index over the period, active positioning on either side of neutral in a period of substantial volatility in rates led to a very slight detraction from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg 1-5 Year US Government/Credit Index	Morningstar Short-Term Bond Funds
8/31/2014	$10,000	$10,000	$10,000	$10,000
8/31/2015	$9,981	$10,156	$10,127	$10,016
8/31/2016	$10,340	$10,761	$10,368	$10,213
8/31/2017	$10,486	$10,814	$10,464	$10,365
8/31/2018	$10,466	$10,701	$10,419	$10,402
8/31/2019	$11,053	$11,789	$11,040	$10,865
8/31/2020	$11,559	$12,553	$11,562	$11,217
8/31/2021	$11,677	$12,542	$11,599	$11,412
8/31/2022	$11,020	$11,098	$10,922	$10,809
8/31/2023	$11,187	$10,965	$11,051	$11,034
8/31/2024	$11,946	$11,765	$11,788	$11,847

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	6.78%	1.57%	1.79%
Bloomberg US Aggregate Bond IndexFootnote Reference*	7.30%	(0.04%)	1.64%
Bloomberg 1-5 Year US Government/Credit Index	6.67%	1.32%	1.66%
Morningstar Short-Term Bond Funds	7.42%	1.76%	1.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 722,178,524
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 2,037,477
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$722,178,524
Number of Investments	170
Portfolio Turnover	32%
Total Advisory Fees Paid	$2,037,477

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage Backed-Securities	0.1%
Bank Loan Core Fund	0.4%
Commercial Mortgage-Backed Securities	0.9%
Cash Equivalents	1.1%
Emerging Markets Core Fund	1.8%
Project and Trade Finance Core Fund	5.9%
Asset-Backed Securities	5.9%
Mortgage Core Fund	6.1%
Corporate Debt Securities	33.6%
U.S Treasury Securities	43.3%

C000136801
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Class R6 Shares
Trading Symbol	SRBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-5 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return which consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.

Top Contributors to Performance

■ Sector allocation contributed to relative performance as the Fund had exposure to trade finance, emerging markets,

   mortgage-backed and asset-backed securities and was overweight corporate exposure compared to the Index.

■ Security selection of corporate bonds, particularly in consumer-facing, capital goods, energy and transportation industries benefited relative performance.

Top Detractors from Performance

■ Yield curve positioning was detrimental as the Fund’s exposure to longer duration bonds detracted from performance as shorter-maturity interest rates fell more than did longer ones.

■ Though the Fund’s duration was on average neutral to the Index over the period, active positioning on either side of neutral in a period of substantial volatility in rates led to a very slight detraction from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg 1-5 Year US Government/Credit Index	Morningstar Short-Term Bond Funds
8/31/2014	$10,000	$10,000	$10,000	$10,000
8/31/2015	$9,907	$10,156	$10,127	$10,016
8/31/2016	$10,186	$10,761	$10,368	$10,213
8/31/2017	$10,331	$10,814	$10,464	$10,365
8/31/2018	$10,312	$10,701	$10,419	$10,402
8/31/2019	$10,892	$11,789	$11,040	$10,865
8/31/2020	$11,391	$12,553	$11,562	$11,217
8/31/2021	$11,509	$12,542	$11,599	$11,412
8/31/2022	$10,863	$11,098	$10,922	$10,809
8/31/2023	$11,028	$10,965	$11,051	$11,034
8/31/2024	$11,778	$11,765	$11,788	$11,847

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	6.80%	1.58%	1.65%
Bloomberg US Aggregate Bond IndexFootnote Reference*	7.30%	(0.04%)	1.64%
Bloomberg 1-5 Year US Government/Credit Index	6.67%	1.32%	1.66%
Morningstar Short-Term Bond Funds	7.42%	1.76%	1.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 722,178,524
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 2,037,477
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$722,178,524
Number of Investments	170
Portfolio Turnover	32%
Total Advisory Fees Paid	$2,037,477

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage Backed-Securities	0.1%
Bank Loan Core Fund	0.4%
Commercial Mortgage-Backed Securities	0.9%
Cash Equivalents	1.1%
Emerging Markets Core Fund	1.8%
Project and Trade Finance Core Fund	5.9%
Asset-Backed Securities	5.9%
Mortgage Core Fund	6.1%
Corporate Debt Securities	33.6%
U.S Treasury Securities	43.3%

C000026764
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Service Shares
Trading Symbol	FGCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-5 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return which consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.

Top Contributors to Performance

■ Sector allocation contributed to relative performance as the Fund had exposure to trade finance, emerging markets,

   mortgage-backed and asset-backed securities and was overweight corporate exposure compared to the Index.

■ Security selection of corporate bonds, particularly in consumer-facing, capital goods, energy and transportation industries benefited relative performance.

Top Detractors from Performance

■ Yield curve positioning was detrimental as the Fund’s exposure to longer duration bonds detracted from performance as shorter-maturity interest rates fell more than did longer ones.

■ Though the Fund’s duration was on average neutral to the Index over the period, active positioning on either side of neutral in a period of substantial volatility in rates led to a very slight detraction from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg 1-5 Year US Government/Credit Index	Morningstar Short-Term Bond Funds
8/31/2014	$10,000	$10,000	$10,000	$10,000
8/31/2015	$9,966	$10,156	$10,127	$10,016
8/31/2016	$10,288	$10,761	$10,368	$10,213
8/31/2017	$10,407	$10,814	$10,464	$10,365
8/31/2018	$10,362	$10,701	$10,419	$10,402
8/31/2019	$10,917	$11,789	$11,040	$10,865
8/31/2020	$11,399	$12,553	$11,562	$11,217
8/31/2021	$11,476	$12,542	$11,599	$11,412
8/31/2022	$10,814	$11,098	$10,922	$10,809
8/31/2023	$10,939	$10,965	$11,051	$11,034
8/31/2024	$11,652	$11,765	$11,788	$11,847

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Service Shares	6.52%	1.31%	1.54%
Bloomberg US Aggregate Bond IndexFootnote Reference*	7.30%	(0.04%)	1.64%
Bloomberg 1-5 Year US Government/Credit Index	6.67%	1.32%	1.66%
Morningstar Short-Term Bond Funds	7.42%	1.76%	1.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 722,178,524
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 2,037,477
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$722,178,524
Number of Investments	170
Portfolio Turnover	32%
Total Advisory Fees Paid	$2,037,477

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage Backed-Securities	0.1%
Bank Loan Core Fund	0.4%
Commercial Mortgage-Backed Securities	0.9%
Cash Equivalents	1.1%
Emerging Markets Core Fund	1.8%
Project and Trade Finance Core Fund	5.9%
Asset-Backed Securities	5.9%
Mortgage Core Fund	6.1%
Corporate Debt Securities	33.6%
U.S Treasury Securities	43.3%